Submission	Sep. 30, 2025
Submission [Line Items]
Central Index Key	0001127248
Registrant Name	EMERA INC
Registration File Number	333-290502
Form Type	F-10
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A